Cash and cash equivalents (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 2,971	R$ 3,751
Cash And Banks - Brazil [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	246	99
Cash And Banks - Abroad [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	74	79
Short-term investments - Brazil [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 2,651	R$ 3,573